Income taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended		12 Months Ended
	Apr. 07, 2022	Jul. 31, 2023	Jan. 31, 2023	Oct. 31, 2023
Additional details on Income taxes [line items]
Taxable Income	$ 100
CRD Effect On Income Taxes			$ 1,200
CRD effect on net income			1,000
CRD effect on other comprehensive income			$ 200
Permanent increase in corporate income tax rate on taxable income above 100 million	1.50%
Changes in tax rates or tax laws enacted or announced [member]
Additional details on Income taxes [line items]
Stautory Tax Rate	26.20%			27.70%
2018 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 228
2022 taxation year [member]
Additional details on Income taxes [line items]
One time income tax rate percentage	15.00%
Threshold limit of taxable income beyond which one time time tax is applicable	$ 1,000
Duration over which the one time tax shall be paid	5 years